Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.25	As at 31.12.24
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,860	16,814
Performance guarantees, acceptances and endorsements	9,880	9,751
Total	26,740	26,565

Commitments
Documentary credits and other short-term trade related transactions	1,252	1,433
Standby facilities, credit lines and other commitments[1]	336,878	352,344
Total	338,130	353,777
1 Includes exposures relating to financial assets classified as assets held for sale.

Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group relating to legal and competition and regulatory matters can be found in Note 11 below.